Exhibit 99.1

World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	1,037,554,379.39	40,325
Yield Supplement Overcollateralization Amount 05/31/26	57,157,510.41	0
Receivables Balance 05/31/26	1,094,711,889.80	40,325
Principal Payments	40,875,298.36	1,150
Defaulted Receivables	1,661,334.52	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	54,383,457.75	0
Pool Balance at 06/30/26	997,791,799.17	39,121

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.40%
Prepayment ABS Speed	1.90%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	10,349,519.12	458
Past Due 61-90 days	3,068,605.77	118
Past Due 91-120 days	713,832.21	25
Past Due 121+ days	0.00	0
Total	14,131,957.10	601

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	1,097,966.17
Aggregate Net Losses/(Gains) - June 2026	563,368.35
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.62%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	8,980,126.19
Actual Overcollateralization	8,980,126.19
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	56.99

Flow of Funds	$ Amount
Collections	47,455,469.44
Investment Earnings on Cash Accounts	26,339.75
Servicing Fee	(912,259.91)
Transfer to Collection Account	-
Available Funds	46,569,549.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,104,119.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	11,874,590.81
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,980,126.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,864,666.15

Total Distributions of Available Funds	46,569,549.28

Servicing Fee	912,259.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	1,028,216,389.98
Principal Paid	39,404,717.00
Note Balance @ 07/15/26	988,811,672.98

Class A-1
Note Balance @ 06/15/26	57,846,389.98
Principal Paid	39,404,717.00
Note Balance @ 07/15/26	18,441,672.98
Note Factor @ 07/15/26	6.9199523%

Class A-2a
Note Balance @ 06/15/26	291,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	291,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-2b
Note Balance @ 06/15/26	125,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	125,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-3
Note Balance @ 06/15/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	416,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	82,710,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	37,110,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,550,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,300,166.13
Total Principal Paid	39,404,717.00
Total Paid	42,704,883.13

Class A-1
Coupon	3.81800%
Interest Paid	184,047.93
Principal Paid	39,404,717.00
Total Paid to A-1 Holders	39,588,764.93

Class A-2a
Coupon	3.71000%
Interest Paid	899,675.00
Principal Paid	0.00
Total Paid to A-2a Holders	899,675.00

Class A-2b
SOFR Rate	3.59301%
Coupon	3.90301%
Interest Paid	406,563.54
Principal Paid	0.00
Total Paid to A-2b Holders	406,563.54

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6681592
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.8584144
Total Distribution Amount	34.5265736

A-1 Interest Distribution Amount	0.6906114
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	147.8601013
Total A-1 Distribution Amount	148.5507127

A-2a Interest Distribution Amount	3.0916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.0916667

A-2b Interest Distribution Amount	3.2525083
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.2525083

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	301.35
Noteholders' Third Priority Principal Distributable Amount	470.76
Noteholders' Principal Distributable Amount	227.89

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,092,175.03
Investment Earnings	9,000.66
Investment Earnings Paid	(9,000.66)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03